UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21333
Nuveen Multi-Strategy Income & Growth Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund 2 (JQC)
(Currently known as Nuveen Multi-Strategy Income & Growth Fund 2)
March 31, 2007

Shares	Description (1)	Value

	Common Stocks – 10.0% (6.8% of Total Investments)

	Aerospace & Defense – 0.3%

25,750	Boeing Company	$2,289,433
25,142	Lockheed Martin Corporation	2,439,277
32,370	Orbital Sciences Corporation, (2)	606,614

	Total Aerospace & Defense	5,335,324

	Air Freight & Logistics – 0.1%

12,192	FedEx Corporation	1,309,787

	Beverages – 0.1%

34,460	Coca-Cola Company	1,654,080

	Biotechnology – 0.1%

20,050	Biogen Idec Inc., (2)	889,819
26,888	Genentech, Inc., (2)	2,208,043

	Total Biotechnology	3,097,862

	Capital Markets – 0.3%

2,510	BlackRock Inc.	392,338
66,850	JPMorgan Chase & Co.	3,234,203
6,450	Marketaxess, (2)	107,973
19,900	Morgan Stanley	1,567,324

	Total Capital Markets	5,301,838

	Chemicals – 0.2%

17,190	Air Products & Chemicals Inc.	1,271,372
24,668	Airgas, Inc.	1,039,756
27,020	Ashland Inc.	1,772,512
7,280	CF Industries Holdings, Inc.	280,644
9,740	Sparetech Corporation	285,772
16,150	Terra Industries, Inc., (2)	282,625

	Total Chemicals	4,932,681

	Commercial Banks – 0.3%

3,030	Affiliated Managers Group Inc., (2)	328,301
19,760	Colonial BancGroup Inc.	489,060
7,180	Comerica Incorporated	424,482
9,635	Greater Bay Bancorp.	259,085
25,780	Mellon Financial Corporation	1,112,149
12,890	Northern Trust Corporation	775,205
42,320	PNC Financial Services Group, Inc.	3,045,770
6,300	Umpqua Holdings Corporation	168,651

	Total Commercial Banks	6,602,703

	Commercial Services & Supplies – 0.4%

2,690	Administaff, Inc.	94,688
4,138	Consolidated Graphics Inc., (2)	306,419
41,720	Corrections Corporation of America, (2)	2,203,233
13,770	ITT Educational Services, Inc., (2)	1,122,117
12,495	Republic Services, Inc.	347,611
42,580	SEI Investments Company	2,564,593
20,590	Steelcase Inc.	409,535

	Total Commercial Services & Supplies	7,048,196

	Communications Equipment – 0.2%

112,580	Corning Incorporated, (2)	2,560,069
4,789	Harris Corporation	244,000
13,010	Polycom Inc., (2)	433,623
32,410	QUALCOMM Inc.	1,382,611

	Total Communications Equipment	4,620,303

	Computers & Peripherals – 0.4%

24,930	Apple, Inc., (2)	2,316,246
51,560	Hewlett-Packard Company	2,069,618
15,900	Lexmark International, Inc., Class A, (2)	929,514
8,890	NCR Corporation, (2)	424,675
49,504	Network Appliance, Inc., (2)	1,807,886
10,140	Novatel Wireless, (2)	162,646

	Total Computers & Peripherals	7,710,585

	Construction Materials – 0.0%

2,140	Texas Industries Inc.	161,634

	Consumer Finance – 0.1%

17,760	Capital One Financial Corporation	1,340,170
4,880	MasterCard, Inc.	518,451

	Total Consumer Finance	1,858,621

	Diversified Consumer Services – 0.0%

12,390	INVESTools, Inc., (2)	172,221
13,894	Jackson Hewitt Tax Services Inc.	447,109

	Total Diversified Consumer Services	619,330

	Diversified Financial Services – 0.0%

2,260	Eaton Vance Corporation	80,546
13,020	State Street Corporation	843,045

	Total Diversified Financial Services	923,591

	Diversified Telecommunication Services – 0.1%

20,770	Alltel Corporation	1,287,740
34,370	AT&T Inc.	1,355,209
6,500	Cbeyond Inc., (2)	190,645
7,420	CT Communications, Inc.	178,822
19,260	Sprint Nextel Corporation	365,170

	Total Diversified Telecommunication Services	3,377,586

	Electric Utilities – 0.3%

11,150	El Paso Electric Company, (2)	293,803
14,520	Great Plains Energy Incorporated	471,174
17,190	OGE Energy Corp.	666,972
47,260	PG&E Corporation	2,281,240
5,490	Pike Electric Corporation, (2)	99,259
20,210	Progress Energy, Inc.	1,019,392
59,020	Reliant Energy Inc., (2)	1,199,286
21,950	Xcel Energy, Inc.	541,946

	Total Electric Utilities	6,573,072

	Electrical Equipment – 0.2%

3,340	Acuity Brands Inc.	181,830
85,374	Emerson Electric Co.	3,678,766

	Total Electrical Equipment	3,860,596

	Electronic Equipment & Instruments – 0.5%

1,830	American Science & Engineering Inc., (2)	96,386
6,284	Itron Inc., (2)	408,711
72,810	MEMC Electronic Materials, (2)	4,410,830
3,790	Mettler-Toledo International Inc., (2)	339,470
7,621	Teledyne Technologies Inc., (2)	285,330
62,160	Thermo Fisher Scientific, Inc., (2)	2,905,980
21,435	Waters Corporation, (2)	1,243,230

	Total Electronic Equipment & Instruments	9,689,937

	Energy Equipment & Services – 0.3%

9,570	Matrix Service Company, (2)	193,601
39,830	National-Oilwell Varco Inc., (2)	3,098,376
9,190	Oceaneering International Inc., (2)	387,083
29,200	Tidewater Inc.	1,710,536

	Total Energy Equipment & Services	5,389,596

	Food & Staples Retailing – 0.1%

50,130	Safeway Inc.	1,836,763
17,740	Whole Foods Market, Inc.	795,639

	Total Food & Staples Retailing	2,632,402

	Food Products – 0.3%

45,900	Campbell Soup Company	1,787,805
109,860	ConAgra Foods, Inc.	2,736,613
10,410	Flowers Foods Inc.	314,070
19,330	H.J. Heinz Company	910,830
17,900	McCormick & Company, Incorporated	689,508

	Total Food Products	6,438,826

	Gas Utilities – 0.3%

104,533	Energen Corporation	5,319,684
16,210	Questar Corporation	1,446,094

	Total Gas Utilities	6,765,778

	Health Care Equipment & Supplies – 0.3%

15,700	American Medical Systems Holdings, Inc., (2)	332,369
41,050	Baxter International Inc.	2,162,104
9,727	Dade Behring Holdings Inc.	426,529
13,224	Express Scripts, Inc., (2)	1,067,441
53,230	Hospira Inc., (2)	2,177,107
7,859	Surmodics Inc., (2)	282,924

	Total Health Care Equipment & Supplies	6,448,474

	Health Care Providers & Services – 0.3%

7,380	Centene Corporation, (2)	154,906
13,189	Healthways Inc., (2)	616,586
20,410	Humana Inc., (2)	1,184,188
13,860	Mentor Corporation	637,560
8,850	Nighthawk Radiology Holdings Inc., (2)	160,982
40,293	Wellcare Health Plans Inc., (2)	3,434,978

	Total Health Care Providers & Services	6,189,200

	Hotels, Restaurants & Leisure – 0.1%

17,220	Choice Hotels International, Inc.	610,105
9,400	P.F. Changs China Bistro, Inc., (2)	393,672
15,297	Starbucks Corporation, (2)	479,714
6,720	Town Sports International Holdings, Inc., (2)	146,496

	Total Hotels, Restaurants & Leisure	1,629,987

	Household Durables – 0.1%

35,262	Newell Rubbermaid Inc.	1,096,296

	Household Products – 0.2%

50,960	Colgate-Palmolive Company	3,403,618
15,677	Kimberly-Clark Corporation	1,073,718

	Total Household Products	4,477,336

	Independent Power Producers & Energy Traders – 0.1%

23,630	NRG Energy Inc., (2)	1,702,305

	Industrial Conglomerates – 0.1%

28,570	General Electric Company	1,010,235
3,740	Teleflex Inc.	254,582

	Total Industrial Conglomerates	1,264,817

	Insurance – 0.6%

49,208	AFLAC Incorporated	2,315,728
7,700	First American Corporation	390,544
25,780	Genworth Financial Inc., Class A	900,753
60,604	Philadelphia Consolidated Holding Corporation, (2)	2,665,970
10,440	Seabright Insurance Holdings Inc., (2)	192,096
6,850	Tower Group Inc.	220,707
141,650	W.R. Berkley Corporation	4,691,448

	Total Insurance	11,377,246

	Internet Software & Services – 0.0%

7,570	F5 Networks, Inc., (2)	504,768

	IT Services – 0.1%

36,940	Convergys Corporation, (2)	938,645
6,740	FactSet Research Systems Inc.	423,609
10,300	Savvis Inc., (2)	493,164

	Total IT Services	1,855,418

	Leisure Equipment & Products – 0.1%

18,600	Hasbro, Inc.	532,332
21,010	Marvel Entertainment Inc., (2)	583,028

	Total Leisure Equipment & Products	1,115,360

	Life Sciences Tools & Services – 0.0%

3,220	Illumina Inc., (2)	94,346

	Machinery – 0.2%

7,330	Flow International Corporation, (2)	78,724
28,968	Harsco Corporation	1,299,504
8,510	Manitowoc Company Inc.	540,640
7,730	PACCAR Inc.	567,382
14,675	Parker Hannifin Corporation	1,266,599
5,900	RBC Bearings Inc., (2)	197,237
3,690	Robbins & Myers, Inc.	137,600

	Total Machinery	4,087,686

	Marine – 0.0%

5,200	American Commercial Lines Inc., (2)	163,540

	Media – 0.5%

14,150	Cablevision Systems Corporation	430,585
45,440	DIRECTV Group, Inc., (2)	1,048,301
27,380	Echostar Communications Corporation, (2)	1,189,113
26,054	John Wiley and Sons Inc., Class A	983,799
14,368	Liberty Global Inc., Class C, (2)	440,236
7,664	Lodgenet Entertainment Corporation, (2)	235,438
59,240	McGraw-Hill Companies, Inc.	3,725,011
57,260	Time Warner Inc.	1,129,167

	Total Media	9,181,650

	Metals & Mining – 0.0%

4,570	Compass Minerals International, Inc.	152,638

	Multiline Retail – 0.3%

12,530	99 Cents Only Stores, (2)	184,567
28,620	Big Lots, Inc., (2)	895,234
41,040	Dollar Tree Stores Inc., (2)	1,569,370
46,960	Kohl’s Corporation, (2)	3,597,606

	Total Multiline Retail	6,246,777

	Oil, Gas & Consumable Fuels – 0.4%

6,070	Bill Barnett Corporation, (2)	196,729
11,460	Cabot Oil & Gas Corporation	771,487
33,160	EOG Resources, Inc.	2,365,634
34,790	Equitable Resources Inc.	1,681,053
10,027	Pioneer Drilling Company, (2)	127,243
8,990	St Mary Land and Exploration Company	329,753
9,001	Sunoco, Inc.	634,030
8,480	Tesoro Petroleum Corporation	851,646
15,512	Valero Energy Corporation	1,000,369

	Total Oil, Gas & Consumable Fuels	7,957,944

	Personal Products – 0.1%

6,970	NBTY Inc., (2)	369,689
16,850	Nutri System Inc., (2)	883,109

	Total Personal Products	1,252,798

	Pharmaceuticals – 0.2%

22,970	Abraxis Bioscience Inc., (2)	613,529
64,320	Merck & Co. Inc.	2,841,014
10,790	Pozen Inc., (2)	159,153

	Total Pharmaceuticals	3,613,696

	Real Estate – 0.3%

2,780	Camden Property Trust	195,462
12,103	Equity Inns Inc.	198,247
11,080	Health Care Property Investors Inc.	399,212
8,167	LaSalle Hotel Properties	378,622
16,070	Northstar Realty Finance Corporation	244,425
11,061	Public Storage, Inc.	1,047,145
17,524	SL Green Realty Corporation	2,403,942
14,217	Tanger Factory Outlet Centers	574,225
10,474	Taubman Centers Inc.	607,387
13,254	UDR Inc.	405,837

	Total Real Estate	6,454,504

	Road & Rail – 0.0%

22,270	Hertz Global Holdings, Inc., (2)	527,799
8,330	Landstar System	381,847

	Total Road & Rail	909,646

	Semiconductors & Equipment – 0.4%

178,195	Cypress Semiconductor Corporation, (2)	3,305,514
203,710	Micron Technology, Inc., (2)	2,460,817
77,520	National Semiconductor Corporation	1,871,333
26,700	Trident Microsystems Inc., (2)	535,602

	Total Semiconductors & Equipment	8,173,266

	Software – 0.4%

4,150	Ansys Inc., (2)	210,696
11,135	Aspen Technology Inc., (2)	144,755
14,334	Blackbaud, Inc.	350,036
90,450	BMC Software, Inc., (2)	2,784,956
47,260	Intuit Inc., (2)	1,293,034
50,740	Salesforce.com, Inc., (2)	2,172,687
26,510	Synopsys Inc., (2)	695,357

	Total Software	7,651,521

	Specialty Retail – 0.3%

5,340	Aeropostale, Inc., (2)	214,828
83,300	American Eagle Outfitters, Inc.	2,498,167
9,790	Dick’s Sporting Goods Inc., (2)	570,365
6,290	Gymboree Corporation, (2)	252,040
3,650	J Crew Group, Inc., (2)	146,621
12,120	PetSmart Inc.	399,475
43,890	RadioShack Corporation	1,186,347

	Total Specialty Retail	5,267,843

	Textiles, Apparel & Luxury Goods – 0.1%

27,898	Guess Inc.	1,129,590

	Thrifts & Mortgage Finance – 0.0%

19,410	Washington Federal Inc.	455,359

	Tobacco – 0.2%

7,570	Altria Group, Inc.	664,722
50,840	UST Inc.	2,947,703

	Total Tobacco	3,612,425

	Trading Companies & Distributors – 0.0%

6,974	GATX Corporation	333,357

	Total Common Stocks (cost $184,722,224)	200,304,121

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 8.1% (5.5% of Total Investments)

	Automobiles – 1.0%

419,570	General Motors Corporation, Series B	5.250%	B-	$8,706,078
486,000	General Motors Corporation	6.250%	B-	11,032,200

	Total Automobiles			19,738,278

	Capital Markets – 0.2%

18,750	Affiliated Managers Group Inc.	5.100%	BB	1,028,906
72,000	Affiliated Managers Group Inc.	5.100%	BB	3,951,000

	Total Capital Markets			4,979,906

	Chemicals – 0.1%

51,100	Celanese Corporation	4.250%	N/R	2,102,765

	Commercial Banks – 0.8%

6,920,000	Fortis Insurance NV, 144A	7.750%	Aa3	9,559,765
126,895	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	6,826,951

	Total Commercial Banks			16,386,716

	Commercial Services & Supplies – 0.4%

21,145	Allied Waste Industries Inc., Series D	6.250%	B	7,088,861

	Communications Equipment – 0.1%

2,500	Lucent Technologies Capital Trust I	7.750%	B1	2,589,375

	Diversified Financial Services – 0.4%

303,000	XL Capital Limited, Series X	7.000%	A-	7,871,940

	Electric Utilities – 0.4%

123,025	Entergy Corporation	7.625%	BBB	7,995,395

	Food Products – 0.4%

65,025	Bunge Limited	4.875%	N/R	7,486,003

	Gas Utilities – 0.2%

68,750	Southern Union Company	5.000%	BBB-	3,847,938

	Household Durables – 0.2%

3,400	Stanley Works	0.000%	A	3,509,650

	Independent Power Producers & Energy Traders – 0.4%

250	NRG Energy Inc.	4.000%	B2	476,125
22,975	NRG Energy Inc.	5.750%	B2	7,468,024

	Total Independent Power Producers & Energy Traders			7,944,149

	Insurance – 1.0%

12,000	Alleghany Corporation	5.750%	BBB-	4,132,500
80,000	Aspen Insurance Holdings Limited	5.625%	BBB-	4,340,000
319,100	MetLife Inc., Series B	6.375%	BBB+	10,211,200
18,500	Travelers Property Casualty Corporation	4.500%	Baa1	471,380

	Total Insurance			19,155,080

	Metals & Mining – 0.7%

72,140	Freeport McMoran Copper & Gold, Inc.	6.750%	B	7,712,487
3,630	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	5,537,565

	Total Metals & Mining			13,250,052

	Oil, Gas & Consumable Fuels – 0.3%

15,910	Chesapeake Energy Corporation	6.250%	N/R	4,187,751
20,535	Williams Companies Inc.	5.500%	B	2,746,556

	Total Oil, Gas & Consumable Fuels			6,934,307

	Pharmaceuticals – 0.5%

183,825	Schering-Plough Corporation	6.000%	BBB	10,818,101

	Real Estate – 0.0%

2,500	Simon Property Group, Inc., Series I	6.000%	BBB+	221,250

	U.S. Agency – 0.8%

151	Federal National Mortgage Association	5.375%	AA-	15,183,183

	Wireless Telecommunication Services – 0.2%

78,725	Crown Castle International Corporation	6.250%	N/R	4,507,006

	Total Convertible Preferred Securities (cost $148,234,010)			161,609,955

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 44.7%

	Automobiles – 0.0%

3,000	DaimlerChrysler AG (CORTS)	7.875%	Baa1	$74,970

	Capital Markets – 3.0%

269,511	BNY Capital Trust V, Series F	5.950%	A1	6,700,043
220,000	Compass Capital Trust III	7.350%	A3	5,506,600
31,200	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	791,544
22,600	First Union Institutional Capital II (CORTS)	8.200%	A1	622,178
9,600	Goldman Sachs Capital I (CORTS)	6.000%	A1	232,032
7,700	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	187,726
6,900	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	166,014
2,900	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	69,774
2,900	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	69,803
16,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	397,155
11,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	270,816
4,000	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA-	94,160
423,200	Merrill Lynch Preferred Capital Trust III	7.000%	A1	10,711,192
189,600	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	4,827,216
283,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	7,331,558
211,850	Morgan Stanley Capital Trust II	7.250%	A1	5,389,464
174,392	Morgan Stanley Capital Trust III	6.250%	A1	4,340,617
98,695	Morgan Stanley Capital Trust IV	6.250%	A1	2,448,623
310,300	Morgan Stanley Capital Trust VI	6.600%	A1	7,977,813
45,458	Morgan Stanley Capital Trust VII	6.600%	A2	1,150,542

	Total Capital Markets			59,284,870

	Commercial Banks – 8.3%

303,200	Abbey National PLC, Series C	7.375%	A2	7,689,152
730,000	ABN AMRO Capital Fund Trust V	5.900%	Aa3	17,870,400
14,979	ABN AMRO Capital Fund Trust VI	6.250%	Aa3	377,920
17,021	ABN AMRO Capital Trust Fund VII	6.080%	Aa3	428,248
115,200	ASBC Capital I	7.625%	A3	2,897,280
128,410	BAC Capital Trust I	7.000%	Aa2	3,241,068
565,500	BAC Capital Trust II	7.000%	Aa2	14,318,460
151,300	BAC Capital Trust III	7.000%	Aa2	3,833,942
1,000	BAC Capital Trust X	6.250%	Aa2	25,050
108,627	Banco Santander, 144A	6.800%	A	2,749,621
254,700	Banco Santander, 144A	6.500%	A	6,486,903
766,556	Banco Santander	6.410%	A2	19,516,516
6,700	BancorpSouth Capital Trust I	8.150%	Baa1	168,773
28,800	Banesto Holdings, Series A, 144A	10.500%	A2	871,200
167,700	Bank One Capital Trust VI	7.200%	Aa3	4,266,288
52,800	BankNorth Capital Trust II	8.000%	A1	1,327,920
61,042	Barclays Bank PLC, (6)	6.625%	Aa3	1,620,665
34,800	Capital One Capital II Corporation	7.500%	Baa1	916,764
166,100	Chittenden Capital Trust I	8.000%	A3	4,170,771
142,300	Citizens Funding Trust I	7.500%	Baa2	3,686,466
146,500	Cobank ABC, 144A, (6)	7.000%	N/R	7,555,005
430,300	Fleet Capital Trust VIII	7.200%	Aa2	10,804,833
61,600	HSBC Finance Corporation	6.875%	AA-	1,569,568
85,867	KeyCorp Capital Trust V	5.875%	A3	2,078,840
4,200	KeyCorp Capital VIII	7.000%	A3	108,938
723,905	National City Capital Trust II	6.625%	A3	18,188,113
21,700	ONB Capital Trust II	8.000%	A3	550,312
27,300	PNC Capital Trust	6.125%	A2	673,218
60,050	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	1,458,014
124,740	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	3,188,354
14,300	SunAmerica CORTS	6.700%	AA	361,218
5,961	USB Capital Trust VI	5.750%	Aa3	141,872
44,900	USB Capital Trust XI	6.600%	A1	1,142,256
39,300	VNB Capital Trust I	7.750%	A3	1,000,578
483,400	Wells Fargo Capital Trust V	7.000%	Aa2	12,234,854
114,700	Wells Fargo Capital Trust VI	6.950%	Aa2	2,862,912
126,509	Wells Fargo Capital Trust VII	5.850%	Aa2	3,099,471
117,800	Zions Capital Trust B	8.000%	BBB-	2,998,010

	Total Commercial Banks			166,479,773

	Computers & Peripherals – 0.0%

19,000	IBM Trust IV (CORTS)	7.000%	A+	487,540

	Consumer Finance – 0.0%

13,300	SLM Corporation	6.000%	A	323,456

	Diversified Financial Services – 4.4%

101,500	BAC Capital Trust XII	6.875%	Aa3	2,648,643
27,700	CIT Group Incorporated (CORTS)	7.750%	A3	724,632
197,400	Citigroup Capital Trust VII	7.125%	Aa2	4,994,220
754,422	Citigroup Capital Trust VIII	6.950%	Aa2	18,981,258
26,600	Citigroup Capital XIV	6.875%	Aa2	695,058
298,921	Citigroup Capital XV	6.500%	Aa3	7,566,438
42,100	Citigroup Capital XVI	6.450%	Aa2	1,055,447
6,500	Citigroup, Series CIT (CORTS)	6.750%	A3	163,540
2,000	Deutsche Bank Capital Funding Trust VIII	6.375%	A	52,125
41,800	General Electric Capital Corporation	6.625%	AAA	1,055,450
592,320	ING Group N.V.	7.200%	A1	15,074,544
755,475	ING Group N.V.	7.050%	A	19,128,627
598,100	Merrill Lynch Capital Trust I	6.450%	A1	15,091,558
29,500	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	770,835

	Total Diversified Financial Services			88,002,375

	Diversified Telecommunication Services – 1.0%

617,100	AT&T Inc.	6.375%	A	15,543,206
38,500	BellSouth Capital Funding (CORTS)	7.100%	A	968,518
30,500	BellSouth Corporation (CORTS)	7.000%	Aa3	758,688
28,000	Verizon Communications (CORTS)	7.625%	A	720,860
48,100	Verizon Communications (CORTS)	7.375%	A	1,232,322
50,700	Verizon New England Inc., Series B	7.000%	A3	1,280,175

	Total Diversified Telecommunication Services			20,503,769

	Electric Utilities – 0.4%

5,500	Consolidated Edison, Inc.	7.250%	A2	138,435
21,100	DTE Energy Trust I	7.800%	Baa3	536,995
28,900	Entergy Louisiana LLC	7.600%	A-	726,835
8,300	Entergy Mississippi Inc.	7.250%	A-	211,152
51,600	FPL Group Capital Inc.	6.600%	A3	1,326,120
3,000	Georgia Power Capital Trust V	7.125%	A3	75,330
11,700	Mississippi Power, Capital Trust II	7.200%	A2	295,425
5,200	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	132,340
1,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	36,810
1,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	37,856
33,600	Northern States Power Company	8.000%	A3	865,200
10,700	PPL Energy Supply LLC	7.000%	BBB	279,204
13,100	Southern Company Capital Trust VI	7.125%	BBB+	329,203
122,500	Virginia Power Capital Trust	7.375%	Baa2	3,129,875

	Total Electric Utilities			8,120,780

	Food Products – 0.1%

35,100	Dairy Farmers of America Inc., 144A, (6)	7.875%	BBB-	3,662,467

	Household Durables – 0.1%

72,700	Pulte Homes Inc.	7.375%	BBB	1,840,219

	Industrial Conglomerates – 0.0%

5,400	General Electric Company, Series GE (CORTS)	6.800%	AAA	136,080

	Insurance – 10.6%

1,210,933	Ace Ltd., Series C	7.800%	Baa2	31,108,869
2,100	Aegon N.V.	6.875%	A-	55,398
1,402,000	Aegon N.V., (6)	6.375%	A-	36,199,640
12,233	AMBAC Financial Group Inc.	5.950%	AA	299,097
236,713	Arch Capital Group Limited, Series B	7.785%	Baa3	6,211,349
389,973	Arch Capital Group Limited	8.000%	Baa3	10,462,976
677,101	Delphi Financial Group, Inc.	8.000%	BBB	17,570,771
200,456	EverestRe Capital Trust II	6.200%	Baa1	4,810,944
97,100	EverestRe Group Limited	7.850%	Baa1	2,479,934
1,401,100	Lincoln National Capital Trust VI	6.750%	A-	35,587,940
123,800	Markel Corporation	7.500%	BBB-	3,211,372
903,702	PartnerRe Limited, Series C	6.750%	BBB+	22,827,513
80,900	PLC Capital Trust III	7.500%	BBB+	2,045,152
71,200	PLC Capital Trust IV	7.250%	BBB+	1,789,968
24,100	PLC Capital Trust V	6.125%	BBB+	583,461
37,500	Protective Life Corporation	7.250%	BBB	972,750
39,200	Prudential PLC	6.750%	A	1,009,400
124,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,167,380
1,534	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	36,509
18,600	RenaissanceRe Holdings Ltd	6.600%	BBB	454,770
24,600	Safeco Capital Trust I (CORTS)	8.750%	Baa2	704,544
48,300	Safeco Capital Trust III (CORTS)	8.072%	Baa2	1,226,820
17,400	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	478,587
40,200	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	1,028,316
38,800	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	992,310
709,600	W.R. Berkley Corporation	6.750%	BBB-	18,023,840
68,800	XL Capital Ltd, Series A	8.000%	Baa1	1,742,016
248,540	XL Capital Ltd, Series B	7.625%	Baa1	6,307,945

	Total Insurance			211,389,571

	IT Services – 0.0%

2,500	Vertex Industries Inc. (PPLUS)	7.625%	A	64,350

	Media – 2.8%

52,700	CBS Corporation	7.250%	BBB	1,326,459
481,000	CBS Corporation	6.750%	BBB	12,040,055
1,031,100	Comcast Corporation	7.000%	BBB+	26,518,655
644,700	Viacom Inc.	6.850%	BBB	16,198,088
2,900	Walt Disney Company (CORTS)	6.875%	A-	73,921

	Total Media			56,157,178

	Multi-Utilities – 0.1%

52,400	Dominion CNG Capital Trust I	7.800%	Baa2	1,332,532

	Oil, Gas & Consumable Fuels – 0.9%

680,300	Nexen Inc.	7.350%	Baa3	17,442,892

	Pharmaceuticals – 0.1%

49,000	Bristol Myers Squibb Company (CORTS)	6.250%	A+	1,215,200

	Real Estate – 11.0%

30,600	AMB Property Corporation, Series P	6.850%	Baa2	776,475
77,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,096,349
166,283	BRE Properties, Series B	8.080%	BBB-	4,190,332
104,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	2,655,478
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	32,696,243
125,600	Duke Realty Corporation, Series L	6.600%	BBB	3,152,560
31,700	Duke Realty Corporation, Series N	7.250%	BBB	819,248
100,400	Duke-Weeks Realty Corporation	6.950%	BBB	2,540,120
96,000	Duke-Weeks Realty Corporation	6.625%	BBB	2,406,720
25,000	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	1,244,533
15,400	Equity Residential Properties Trust, Series D	8.600%	BBB	386,694
312,323	Equity Residential Properties Trust, Series N	6.480%	BBB	7,745,610
4,900	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	124,681
688,600	HRPT Properties Trust, Series B	8.750%	BBB-	17,669,476
532,700	HRPT Properties Trust, Series C	7.125%	BBB-	13,770,295
99,800	New Plan Excel Realty Trust, Series E	7.625%	BBB-	2,496,996
3,997	Prologis Trust, Series C	8.540%	BBB	239,945
95,275	Prologis Trust, Series G	6.750%	BBB	2,417,127
407,588	PS Business Parks, Inc.	7.000%	BBB-	10,254,914
4,200	PS Business Parks, Inc., Series I	6.875%	BBB-	104,370
700	PS Business Parks, Inc., Series K	7.950%	BBB-	18,571
243,000	PS Business Parks, Inc., Series L	7.600%	BBB-	6,220,800
130,700	PS Business Parks, Inc., Series O	7.375%	BBB-	3,324,681
249,836	Public Storage, Inc.	6.750%	BBB+	6,355,203
149,000	Public Storage, Inc., Series E	6.750%	BBB+	3,762,250
18,400	Public Storage, Inc., Series F	6.450%	BBB+	456,320
15,911	Public Storage, Inc., Series H	6.950%	BBB+	407,322
13,600	Public Storage, Inc., Series I	7.250%	BBB+	351,152
35,000	Public Storage, Inc., Series K	7.250%	BBB+	915,471
657,538	Public Storage, Inc., Series M	6.625%	BBB+	16,315,162
31,500	Public Storage, Inc., Series V	7.500%	BBB+	794,430
30,303	Realty Income Corporation, Series E	6.750%	BBB-	758,523
166,100	Regency Centers Corporation	7.450%	BBB-	4,195,686
20,650	Simon Property Group, Inc., Series G	7.890%	BBB	1,056,764
2,600	United Dominion Realty Trust	8.600%	BBB-	65,858
1,200	Vornado Realty Trust, Series F	6.750%	BBB-	30,228
165,000	Vornado Realty Trust, Series G	6.625%	BBB-	4,101,900
183,000	Vornado Realty Trust, Series H	6.750%	BBB-	4,595,130
1,987,734	Wachovia Preferred Funding Corporation	7.250%	A2	55,159,619
127,800	Weingarten Realty Trust, Series E	6.950%	A-	3,239,730

	Total Real Estate			219,912,966

	Thrifts & Mortgage Finance – 1.7%

70,800	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	1,877,970
679,090	Countrywide Capital Trust IV	6.750%	BBB+	16,474,723
639,070	Countrywide Capital Trust V	7.000%	BBB+	15,657,215

	Total Thrifts & Mortgage Finance			34,009,908

	Wireless Telecommunication Services – 0.2%

50,600	United States Cellular Corporation	8.750%	A-	1,303,456
155,311	United States Cellular Corporation	7.500%	BBB-	3,937,134

	Total Wireless Telecommunication Services			5,240,590

	Total $25 Par (or similar) Preferred Securities (cost $896,928,280)			895,681,486

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 2.0% (4)

	Building Products – 0.1%

$995	TFS Acquisition, Term Loan	8.850%	8/11/13	B+	$1,002,463

	Commercial Services & Supplies – 0.0%

66	Aramark Corporation, LC Facility	7.445%	1/26/14	Ba3	66,107
921	Aramark Corporation, Term Loan	7.475%	1/26/14	Ba3	925,005

987	Total Commercial Services & Supplies				991,112

	Containers & Packaging – 0.1%

344	Bluegrass Container Company, LLC, 1st Lien Term Loan	7.589%	6/30/13	BB-	348,147
1,149	Bluegrass Container Company, LLC, Term Loan B	7.591%	6/30/13	BB-	1,163,543

1,493	Total Containers & Packaging				1,511,690

	Health Care Providers & Services – 0.4%

4,988	HCA, Inc., Term Loan	7.600%	11/17/13	BB	5,035,816
1,000	Health Management Associates, Inc. Term Loan	7.100%	2/28/14	Ba2	1,004,219
1,454	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	1,452,111

7,442	Total Health Care Providers & Services				7,492,146

	Hotels, Restaurants & Leisure – 0.1%

993	Cedar Fair LP, Term Loan	7.320%	8/30/12	BB-	1,003,107
134	TDS Investor Corp., LC Facility	7.850%	8/23/13	Ba3	135,548
1,362	TDS Investor Corp., Term Loan	7.850%	8/23/13	Ba3	1,376,760

2,489	Total Hotels, Restaurants & Leisure				2,515,415

	Machinery – 0.1%

1,995	Oshkosh Truck Corporation, Term Loan	7.350%	12/06/13	BB	2,004,975

	Media – 0.6%

3,000	Charter Communications Operating, LLC, Incremental Term Loan, WI/DD	TBD	TBD	B1	2,997,813
1,000	Charter Communications Operating, LLC, Term Loan	7.985%	4/28/13	B1	999,657
1,990	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	2,009,175
1,517	Panamsat Corporation, Term Loan	7.860%	7/03/13	BB	1,532,919
974	Philadelphia Newspapers, Term Loan	8.080%	6/29/13	N/R	984,812
3,289	Univision Communications Inc., Term Loan, WI/DD	TBD	TBD	Ba3	3,290,086

11,770	Total Media				11,814,462

	Paper & Forest Products – 0.0%

992	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	998,738

	Real Estate Management & Development – 0.1%

1,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	1,008,036

	Semiconductors & Equipment – 0.1%

1,319	Advanced Micro Devices, Term Loan B	7.570%	12/31/13	BB-	1,327,833

	Software – 0.1%

2,985	Dealer Computer Service, Term Loan	7.350%	10/26/12	Ba2	3,002,325
1,496	Intergraph Corporation, Term Loan	7.860%	5/29/13	B1	1,505,602

4,481	Total Software				4,507,927

	Specialty Retail – 0.3%

1,500	Burlington Coat Factory Warehouse Corporation, Term Loan	7.610%	5/28/11	B	1,492,125
2,477	Michaels Stores Inc., Term Loan	8.125%	10/31/13	B2	2,502,752
1,500	TRU 2005 RE Holding Co. I LLC Term Loan	8.320%	12/09/08	B3	1,512,422

5,477	Total Specialty Retail				5,507,299

$40,440	Total Variable Rate Senior Loan Interests (cost $40,484,425)				40,682,096

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 36.9% (25.1% of Total Investments)

	Aerospace & Defense – 1.4%

$500	Alliant Techsystems Inc., 144A	2.750%	9/15/11	B+	$543,125
500	Armor Holdings Inc.	2.000%	11/01/24	B+	701,875
5,650	DRS Technologies, Inc., 144A	2.000%	2/01/26	B+	5,974,875
7,340	L-3 Communications Corporation	3.000%	8/01/35	BB+	7,872,150
6,125	Lockheed Martin Corporation	5.110%	8/15/33	BBB+	8,520,671
4,445	Triumph Group Inc.	2.625%	10/01/26	N/R	5,328,444

24,560	Total Aerospace & Defense				28,941,140

	Airlines – 0.4%

1,000	AMR Corporation	4.500%	2/15/24	CCC+	1,520,000
1,400	Continental Airlines, Inc.	5.000%	6/15/23	B3	2,794,750
3,250	UAL Corporation, 144A	4.500%	6/30/21	N/R	4,318,015

5,650	Total Airlines				8,632,765

	Automobiles – 0.7%

13,400	Ford Motor Company	4.250%	12/15/36	CCC+	14,840,500

	Biotechnology – 3.2%

9,435	Amgen Inc., 144A	0.125%	2/01/11	A+	8,668,406
500	Amgen Inc., 144A	0.375%	2/01/13	A+	452,500
1,000	Amgen Inc.	0.375%	2/01/13	A+	905,000
250	Cephalon, Inc.	2.000%	6/01/15	B-	414,375
3,300	Cephalon, Inc., Series B	0.000%	6/15/33	B-	4,422,000
13,815	Genzyme Corporation	1.250%	12/01/23	BBB	14,263,988
10,725	Gilead Sciences Inc., 144A	0.625%	5/01/13	N/R	12,159,469
7,710	Gilead Sciences Inc.	0.500%	5/01/11	N/R	8,750,850
6,425	Invitrogen Corporation	2.000%	8/01/23	N/R	6,922,938
6,525	Medimmune Inc.	1.375%	7/15/11	BBB	8,042,063

59,685	Total Biotechnology				65,001,589

	Capital Markets – 0.5%

250	BlackRock Inc.	2.625%	2/15/35	A+	398,750
9,300	Goldman Sachs Group, Inc.	0.125%	6/28/11	AA-	10,448,736

9,550	Total Capital Markets				10,847,486

	Commercial Banks – 0.7%

10,260	U.S. Bancorp, Series 144A	3.600%	9/20/36	Aa2	10,327,716
4,000	Wells Fargo & Company	5.610%	5/01/33	AA+	4,010,160

14,260	Total Commercial Banks				14,337,876

	Commercial Services & Supplies – 0.1%

1,850	Fair Isaac & Company	1.500%	8/15/23	N/R	1,921,688

	Communications Equipment – 1.5%

2,000	Ciena Corporation	3.750%	2/01/08	B	1,972,500
8,425	Juniper Networks Inc.	0.000%	6/15/08	BB	9,330,688
9,560	Lucent Technologies Inc., Series B	2.750%	6/15/25	Ba2	9,894,600
9,240	Lucent Technologies Inc.	2.750%	6/15/23	Ba2	9,263,100
500	Nortel Networks Corp.	4.250%	9/01/08	B-	496,250

29,725	Total Communications Equipment				30,957,138

	Computers & Peripherals – 1.3%

10,485	EMC Corporation, 144A	1.750%	12/01/11	BBB+	11,310,694
9,750	EMC Corporation, 144A	1.750%	12/01/13	BBB+	10,517,813
2,650	M Systems Financial, Inc.	1.000%	3/15/35	N/R	3,471,500
250	Sandisk Corporation	1.000%	5/15/13	BB-	220,000

23,135	Total Computers & Peripherals				25,520,007

	Construction & Engineering – 0.2%

3,580	Quanta Services Inc., 144A	3.750%	4/30/26	N/R	4,694,275

	Consumer Finance – 0.2%

3,750	SLM Corporation	5.310%	7/25/35	A	3,753,750

	Containers & Packaging – 0.2%

4,095	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	4,166,663

	Diversified Financial Services – 0.5%

8,750	Merrill Lynch & Co. Inc.	0.000%	3/13/32	Aa3	10,656,625

	Diversified Telecommunication Services – 1.0%

2,150	Level 3 Communications Inc.	3.500%	6/15/12	CCC	2,816,500
6,725	Level 3 Communications Inc.	2.875%	7/15/10	CCC	7,548,813
4,600	Qwest Communications International Inc.	3.500%	11/15/25	B+	7,630,250
2,105	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	2,762,813

15,580	Total Diversified Telecommunication Services				20,758,376

	Electric Utilities – 0.4%

1,475	Centerpoint Energy Inc.	3.750%	5/15/23	BBB-	2,356,313
5,600	Covanta Holding Corporation	1.000%	2/01/27	B1	5,530,000

7,075	Total Electric Utilities				7,886,313

	Electrical Equipment – 0.2%

2,600	General Cable Corporation	0.875%	11/15/13	B+	3,191,500

	Energy Equipment & Services – 1.9%

6,500	Cameron International Corporation, 144A	2.500%	6/15/26	BBB+	7,515,625
4,415	Core Laboratories LP, 144A	0.250%	10/31/11	N/R	4,657,825
5,125	Halliburton Company	3.125%	7/15/23	BBB+	8,802,188
6,600	Nabors Industries Inc., 144A	0.940%	5/15/11	A-	6,294,750
1,500	Nabors Industries Inc., 144A	0.940%	5/15/11	A-	1,430,625
6,900	Nabors Industries Inc.	0.000%	6/15/23	N/R	7,124,250
500	Pride International Inc.	3.250%	5/01/33	Ba2	633,125
250	Schlumberger Limited	2.125%	6/01/23	A+	441,875
250	Transocean Inc.	1.500%	5/15/21	A-	293,750

32,040	Total Energy Equipment & Services				37,194,013

	Food Products – 0.5%

9,020	Archer Daniels Midland Company, 144A	0.875%	2/15/14	A	9,335,700

	Health Care Equipment & Supplies – 1.6%

500	Advanced Medical Optics	3.250%	8/01/26	N/R	471,875
9,500	Beckman Coulter Inc., 144A	2.500%	12/15/36	BBB	10,046,250
17,550	Medtronic, Inc.	1.500%	4/15/11	AA-	18,032,625
2,550	Medtronic, Inc.	1.625%	4/15/13	AA-	2,620,125
250	Medtronic, Inc.	1.500%	4/15/11	AA-	256,875

30,350	Total Health Care Equipment & Supplies				31,427,750

	Health Care Providers & Services – 0.5%

500	Genesis Healthcare Corporation	2.500%	3/15/25	B-	651,250
500	LifePoint Hospitals Inc.	3.250%	8/15/25	B	474,375
250	Manor Care, Inc.	2.125%	8/01/35	BBB	318,750
8,510	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	8,015,654

9,760	Total Health Care Providers & Services				9,460,029

	Hotels, Restaurants & Leisure – 1.3%

1,000	Caesars Entertainment Inc.	5.360%	4/15/24	Baa3	1,344,900
19,650	Carnival Corporation	1.132%	4/29/33	A-	13,779,563
500	Hilton Hotels Corporation	3.375%	4/15/23	BB+	815,625
10,485	International Game Technology, 144A	2.600%	12/15/36	BBB	10,235,981

31,635	Total Hotels, Restaurants & Leisure				26,176,069

	Independent Power Producers & Energy Traders – 0.3%

5,870	SunPower Corporation	1.250%	2/15/27	N/R	6,119,475

	Industrial Conglomerates – 0.2%

500	3M Company	0.000%	11/21/32	Aa1	451,875
500	Tyco International Group SA	3.125%	1/15/23	BBB+	737,500

1,000	Total Industrial Conglomerates				1,189,375

	Insurance – 1.4%

8,015	American Financial Group Inc.	1.486%	6/02/33	BBB	4,748,888
7,180	Berkshire Hathaway Inc.	0.000%	5/15/07	N/R	8,744,436
14,700	Prudential Financial Inc.	2.613%	11/15/35	A	15,189,951

29,895	Total Insurance				28,683,275

	Internet & Catalog Retail – 0.0%

254	Amazon.com Inc.	4.750%	2/01/09	Ba3	253,365

	Internet Software & Services – 0.2%

2,550	Yahoo! Inc.	0.000%	4/01/08	BBB-	3,946,125

	IT Services – 0.4%

3,575	Digital River Inc.	1.250%	1/01/24	N/R	4,781,563
1,945	DST Systems Inc.	4.125%	8/15/23	N/R	3,167,919

5,520	Total IT Services				7,949,482

	Leisure Equipment & Products – 0.5%

9,975	Eastman Kodak Company	3.375%	10/15/33	B1	10,012,406

	Life Sciences Tools & Services – 0.5%

8,785	Millipore Corporation	3.750%	6/01/26	N/R	9,465,838

	Machinery – 0.8%

3,145	Barnes Group, Inc., 144A	3.750%	8/01/25	N/R	3,935,181
3,340	Barnes Group, Inc., 144A	3.375%	3/15/27	N/R	3,502,825
250	Danaher Corporation	0.000%	1/22/21	A+	260,938
7,100	Trinity Industries Inc.	3.875%	6/01/36	Ba3	7,845,500

13,835	Total Machinery				15,544,444

	Media – 2.4%

3,800	ELF Special Financing Limited, 144A	5.705%	6/15/09	Ba3	4,640,560
250	Lamar Advertising Company	2.875%	12/31/10	B1	344,375
4,900	Liberty Media Corporation	3.500%	1/15/31	BB+	4,034,654
11,600	Liberty Media Corporation	0.750%	3/30/23	BB+	13,644,500
13,500	Omnicom Group Inc.	0.000%	7/01/38	A-	14,546,250
8,865	Walt Disney Company	2.125%	4/15/23	A-	10,759,894

42,915	Total Media				47,970,233

	Metals & Mining – 0.2%

3,375	Placer Dome Inc.	2.750%	10/15/23	A-	4,311,563

	Multi-Utilities – 0.3%

4,325	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	5,260,281

	Oil, Gas & Consumable Fuels – 1.3%

7,450	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	7,794,563
5,615	Devon Energy Corporation	4.900%	8/15/08	BBB	7,853,981
2,500	Goodrich Petroleum Corporation, 144A	3.250%	12/01/26	N/R	2,340,625
7,450	Peabody Energy Corp.	4.750%	12/15/66	Ba3	7,403,438

23,015	Total Oil, Gas & Consumable Fuels				25,392,607

	Pharmaceuticals – 1.9%

5,110	Allergan Inc., 144A	1.500%	4/01/26	A	5,378,275
5,140	Allergan Inc.	1.500%	4/01/26	A	5,409,850
3,000	Bristol-Myers Squibb Company	4.855%	9/15/23	A+	3,037,500
250	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB	244,375
4,175	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	4,540,313
4,630	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	5,301,350
8,500	Wyeth, 144A	1.000%	1/15/24	A	9,105,200
5,300	Wyeth	4.883%	1/15/24	A	5,677,360

36,105	Total Pharmaceuticals				38,694,223

	Real Estate – 2.2%

4,060	Archstone-Smith Trust	4.000%	7/15/36	BBB+	4,252,850
11,100	Boston Properties Limited Partnership, 144A	2.875%	2/15/37	BBB+	10,947,375
3,245	CapitalSource Inc., WI/DD	3.500%	7/15/34	BBB-	3,840,977
500	Developers Diversified Realty Corporation, 144A	3.500%	8/15/11	BBB	536,875
3,990	Host Hotels & Resorts Inc, 144A	2.625%	4/15/27	BB	3,905,213
4,425	Prologis, 144A	2.250%	4/01/37	N/R	4,375,219
3,730	Vornado Realty	3.875%	4/15/25	BBB	5,166,050
10,310	Vornado Realty	3.625%	11/15/26	BBB	10,464,650

41,360	Total Real Estate				43,489,209

	Real Estate Management & Development – 0.2%

3,785	Tanger Properties Limited Partnership	3.750%	8/15/26	BBB-	4,499,419

	Road & Rail – 0.3%

1,575	CSX Corporation	0.000%	10/30/21	BBB	2,254,219
2,625	Yellow Roadway Corporation	5.000%	8/08/23	BBB-	3,422,344

4,200	Total Road & Rail				5,676,563

	Semiconductors & Equipment – 1.6%

7,860	Cypress Semiconductor Corporation, 144A	1.000%	9/15/09	B-	7,968,075
1,550	Intel Corporation, 144A	2.950%	12/15/35	A-	1,348,500
10,485	Intel Corporation	2.950%	12/15/35	A-	9,121,950
3,810	ON Semiconductor Corporation	0.000%	4/15/24	B-	4,143,375
7,275	PMC-Sierra Inc.	2.250%	10/15/25	N/R	7,866,094
1,040	Skyworks Solutions, Inc.	1.250%	3/01/10	N/R	997,100
1,275	Skyworks Solutions, Inc.	1.500%	3/01/12	N/R	1,190,531

33,295	Total Semiconductors & Equipment				32,635,625

	Software – 3.0%

10,400	Amdocs Limited	0.500%	3/15/24	BBB-	10,478,000
4,340	Cadence Design Systems, Inc.	1.500%	12/15/13	N/R	4,969,300
500	Computer Associates International Inc., 144A	1.625%	12/15/09	Ba1	676,250
9,435	Red Hat Inc.	0.500%	1/15/24	B+	10,166,213
9,550	Sybase, Inc.	1.750%	2/22/25	N/R	10,887,000
10,675	Symantec Corporation, 144A	0.750%	6/15/11	N/R	11,488,969
10,290	Symantec Corporation, 144A	1.000%	6/15/13	N/R	11,061,750

55,190	Total Software				59,727,482

	Specialty Retail – 0.2%

250	TJX Companies, Inc.	0.000%	2/13/21	A-	226,250
3,190	United Auto Group, Inc.	3.500%	4/01/26	B	3,397,350

3,440	Total Specialty Retail				3,623,600

	Trading Companies & Distributors – 0.2%

2,304	GATX Corporation	5.000%	8/15/23	BBB+	4,498,560

	Wireless Telecommunication Services – 0.5%

2,000	Nextel Communications, Inc.	5.250%	1/15/10	BBB	1,995,000
3,515	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	5,672,331
2,145	SBA Communications Corporation, 144A	0.375%	12/01/10	N/R	2,212,031

7,660	Total Wireless Telecommunication Services				9,879,362

$678,703	Total Convertible Bonds (cost $707,785,443)				738,523,764

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.0% (6.8% of Total Investments)

	Aerospace & Defense – 0.2%

$1,000	Hexcel Corporation	6.750%	2/01/15	B+	$992,834
2,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	2,668,750

3,500	Total Aerospace & Defense				3,661,584

	Auto Components – 0.1%

1,300	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC+	1,270,750

	Chemicals – 0.2%

1,000	Nell AF Sarl	8.375%	8/15/15	B2	1,047,500
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	3,060,000

4,000	Total Chemicals				4,107,500

	Commercial Services & Supplies – 0.0%

900	Williams Scotsman Inc.	8.500%	10/01/15	B+	947,250

	Containers & Packaging – 0.4%

900	MDP Acquisitions PLC, Senior Notes	9.625%	10/01/12	B	960,750
3,000	Owens-Brockway Glass Containers	8.250%	5/15/13	B	3,142,500
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B	3,060,000

6,900	Total Containers & Packaging				7,163,250

	Diversified Consumer Services – 0.1%

2,000	Service Corporation International	7.700%	4/15/09	BB-	2,090,000

	Diversified Telecommunication Services – 0.1%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,095,000
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B1	740,625

2,750	Total Diversified Telecommunication Services				2,835,625

	Electric Utilities – 0.2%

2,000	Midwest Generation LLC	8.750%	5/01/34	Ba2	2,180,000
500	Mirant North America LLC	7.375%	12/31/13	B2	515,000
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	1,025,801

3,500	Total Electric Utilities				3,720,801

	Electronic Equipment & Instruments – 0.1%

2,000	NXP BV	8.110%	10/15/13	BB+	2,067,500

	Energy Equipment & Services – 0.2%

1,800	Hanover Compressor Company	7.500%	4/15/13	B	1,854,000
2,500	Pride International Inc.	7.375%	7/15/14	Ba2	2,575,000

4,300	Total Energy Equipment & Services				4,429,000

	Food & Staples Retailing – 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,070,000

	Food Products – 0.4%

4,610	Del Monte Corporation	8.625%	12/15/12	B	4,817,450
1,096	Dole Foods Company	8.625%	5/01/09	B-	1,098,740
2,700	Dole Foods Company	7.875%	7/15/13	B-	2,612,250

8,406	Total Food Products				8,528,440

	Health Care Providers & Services – 0.2%

700	HCA The Health Care Corporation Inc, 144A	9.125%	11/15/14	BB-	749,875
700	HCA The Health Care Corporation Inc., 144A	9.250%	11/15/16	BB-	756,875
3,000	US Oncology Inc.	10.750%	8/15/14	B2	3,360,000

4,400	Total Health Care Providers & Services				4,866,750

	Hotels, Restaurants & Leisure – 1.2%

2,345	Boyd Gaming Corporation	8.750%	4/15/12	Ba3	2,459,319
4,075	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	4,227,813
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,455,000
800	Jacobs Entertainment Inc.	9.750%	6/15/14	B-	822,000
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B1	1,980,000
1,000	Park Place Entertainment	7.875%	3/15/10	Ba1	1,050,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,070,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	3,202,500
1,750	Seminole Hard Rock Entertainment, Inc.	7.830%	3/15/14	BB	1,793,750
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,255,000

22,470	Total Hotels, Restaurants & Leisure				23,315,382

	Independent Power Producers & Energy Traders – 0.1%

600	NRG Energy Inc.	7.250%	2/01/14	B1	616,500
600	NRG Energy Inc.	7.375%	2/01/16	B1	618,000

1,200	Total Independent Power Producers & Energy Traders				1,234,500

	Insurance – 0.1%

3,000	AXA SA, 144A	6.463%	12/14/49	Baa1	2,941,452

	IT Services – 0.4%

1,950	Global Cash Access LLC	8.750%	3/15/12	B-	2,052,375
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	5,118,125

6,700	Total IT Services				7,170,500

	Machinery – 0.2%

3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	3,060,000

	Media – 2.9%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	7,107,000
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B3	2,045,000
4,200	American Media Operations Inc., Series B	10.250%	5/01/09	Caa2	3,990,000
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	5,200,000
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	3,056,250
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B+	2,080,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	2,092,500
1,000	Dex Media West LLC	8.500%	8/15/10	B1	1,048,750
2,198	Dex Media West LLC	9.875%	8/15/13	B	2,409,558
4,000	Medianews Group Inc.	6.375%	4/01/14	B	3,530,000
1,950	Panamsat Corporation	9.000%	8/15/14	B	2,120,625
6,000	Primedia Inc.	8.875%	5/15/11	B	6,195,000
2,000	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B	2,170,000
2,000	Sun Media Corporation	7.625%	2/15/13	Ba2	2,040,000
6,200	Vertis Inc.	9.750%	4/01/09	B1	6,339,500
5,500	Young Broadcasting Inc.	10.000%	3/01/11	Caa1	5,445,000
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	1,875,000

57,948	Total Media				58,744,183

	Metals & Mining – 0.3%

3,000	Chaparral Steel Company	10.000%	7/15/13	B+	3,360,000
1,682	United States Steel Corporation	9.750%	5/15/10	Baa3	1,774,510

4,682	Total Metals & Mining				5,134,510

	Multi-Utilities – 0.3%

2,600	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	2,804,750
2,400	Dynegy Holdings Inc.	8.375%	5/01/16	B2	2,508,000
500	Northwestern Corporation	5.875%	11/01/14	BBB-	493,972

5,500	Total Multi-Utilities				5,806,722

	Oil, Gas & Consumable Fuels – 0.7%

600	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	595,500
4,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	4,551,388
2,000	Hilcorp Energy I LP/Hilcorp Finance Company 144A	7.750%	11/01/15	B	1,975,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	2,066,852
3,000	SemGroup LP, 144A	8.750%	11/15/15	B1	3,060,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	B1	1,470,000

13,445	Total Oil, Gas & Consumable Fuels				13,718,740

	Paper & Forest Products – 0.4%

2,000	Georgia Pacific Corporation	7.700%	6/15/15	B	2,060,000
5,000	Georgia Pacific Corporation	8.125%	5/15/11	B	5,275,000

7,000	Total Paper & Forest Products				7,335,000

	Personal Products – 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,664,000

	Real Estate – 0.2%

3,000	Felcor Lodging Trust Inc., 144A	7.263%	12/01/11	Ba3	3,045,000
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	Aa1	1,089,999
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	526,250

4,500	Total Real Estate				4,661,249

	Semiconductors & Equipment – 0.1%

2,400	Avago Technologies Finance Pte Limited	10.375%	12/01/13	B	2,610,000

	Specialty Retail – 0.4%

1,000	Quiksilver Inc.	6.875%	4/15/15	BB-	947,500
7,000	Warnaco Inc.	8.875%	6/15/13	B+	7,463,750

8,000	Total Specialty Retail				8,411,250

	Textiles, Apparel & Luxury Goods – 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B2	4,090,000

	Trading Companies & Distributors – 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	2,005,000

$193,401	Total Corporate Bonds (cost $198,510,131)				199,660,938

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 31.4% (21.4% of Total Investments)

	Capital Markets – 5.3%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,269,291
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	33,170,674
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	3,131,823
12,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	14,800,218
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,092,088
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	4,241,136
6,700	Kleinwort Benson Group PLC	5.812%	12/31/99	N/R	5,590,601
15,500	Mellon Capital Trust I, Series A	7.720%	12/01/26	A1	16,112,018
2,200	MUFG Capital Finance 2	4.850%	7/25/56	BBB	2,871,567
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	9,381,204
13,419	Washington Mutual Capital Trust I	8.375%	6/01/27	A3	14,010,818

	Total Capital Markets				106,671,438

	Commercial Banks – 17.6%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,991,200
8,000	Abbey National Capital Trust I	8.963%	6/30/50	A+	10,706,016
43,100	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	N/R	42,997,508
13,070	Bank One Capital III	8.750%	9/01/30	Aa3	17,184,527
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa2	2,699,544
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	1,042,790
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	4,483,144
4,000	BBVA International Perferred SA, WI/DD, 144A	5.919%	10/18/49	A1	3,963,472
1,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	961,468
10,100	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	10,945,360
2,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa2	2,606,479
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	5,994,645
11,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	11,487,894
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	4,481,328
27,850	HBOS Capital Funding LP	6.850%	3/23/49	A1	28,175,037
6,000	HBOS PLC, Series 144A	6.413%	4/01/49	A1	5,881,920
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	14,445,793
14,000	HSBC Capital Funding LP, 144A	10.176%	6/30/50	A1	20,423,088
19,605	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	Aa3	21,746,983
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	4,728,744
17,000	Lloyds TSB Bank PLC	6.900%	11/22/49	Aa2	17,023,341
1,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	1,083,519
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	10,528,100
6,000	PNC Preferred Funding Trust, 144A	6.517%	3/15/49	A2	6,190,692
2,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	1,986,814
14,750	RBS Capital Trust B	6.800%	12/31/49	A1	14,808,867
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	2,125,854
1,202	Republic New York Capital II	7.530%	12/04/26	A1	1,249,757
6,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	6,856,468
3,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	3,611,563
4,472	St. George Funding Company LLC, Reg S	8.485%	12/31/47	A3	4,678,589
3,100	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	3,062,912
14,700	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	16,112,097
15,290	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	17,166,389
600	Union Bank of Norway	7.068%	11/19/49	A2	896,249
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	3,949,845
25,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	24,801,229

	Total Commercial Banks				353,079,225

	Diversified Financial Services – 2.9%

4,200	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,212,797
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	1,200,556
4,800	Fulton Capital Trust I	6.290%	2/01/36	A3	4,701,950
18,600	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	19,447,807
4,100	MM Community Funding Trust I Limited, 144A	8.030%	6/15/31	Aaa	4,583,800
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	24,603,000

	Total Diversified Financial Services				58,749,910

	Diversified Telecommunication Services – 1.1%

19,080	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	22,401,113

	Insurance – 3.4%

10,000	American General Capital II	8.500%	7/01/30	Aa3	13,040,630
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	6,323,544
1,000	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	1,045,337
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	14,033,571
7,300	MetLife Inc.	6.400%	12/15/66	A3	7,150,971
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,835,146
7,600	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	8,025,182
3,750	Prudential PLC	6.500%	6/29/49	A	3,763,905
9,300	XL Capital, Limited	6.500%	10/15/57	BBB	9,036,503
3,544	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	3,700,829

	Total Insurance				67,955,618

	Oil, Gas & Consumable Fuels – 0.5%

10,355	KN Capital Trust III	7.630%	4/15/28	Baa3	10,022,739

	Real Estate – 0.0%

3,500	PS Business Parks Inc., Series M	7.200%	3/30/55	BBB-	88,498

	Road & Rail – 0.4%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	7,083,367

	Thrifts & Mortgage Finance – 0.2%

2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	2,046,278
1,000	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	983,140

	Total Thrifts & Mortgage Finance				3,029,418

	Total Capital Preferred Securities (cost $648,637,621)				629,081,326

Shares	Description (1)	Value

	Investment Companies – 1.8% (1.2% of Total Investments)

99,306	Blackrock Preferred and Corporate Income Strategies Fund	$2,196,649
514,354	Blackrock Preferred Income Strategies Fund	10,719,137
478,078	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	10,661,139
148,090	Flaherty and Crumrine/Claymore Total Return Fund Inc.	3,309,812
4,600	John Hancock Preferred Income Fund	116,034
3,400	John Hancock Preferred Income Fund II	85,272
424,116	John Hancock Preferred Income Fund III	9,792,838

	Total Investment Companies (cost $33,782,643)	36,880,881

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.9% (1.3% of Total Investments)

$20,349	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $20,357,661, collateralized by $14,025,000 U.S. Treasury Bonds, 8.875%, due 215/19, value $19,340,195 and $1,085,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $1,421,350	4.900%	4/02/07	$20,349,352
16,883	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $16,889,672, collateralized by $17,440,000 U.S. Treasury Notes, 3.375%, due 12/15/08, value $17,222,000	4.900%	4/02/07	16,882,778

$37,232	Total Short-Term Investments (cost $37,232,130)			37,232,130

	Total Investments (cost $2,896,316,907) – 146.8%			2,939,656,697

	Other Assets Less Liabilities – 1.4%			28,018,028

	Preferred Shares, at Liquidation Value – (48.2)%			(965,000,000)

	Net Assets Applicable to Common Shares – 100%			$2,002,674,725

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Morgan Stanley	$97,000,000	Receive	1-Month USD-LIBOR	3.048%	Monthly	1/23/08	$1,749,817
JPMorgan Chase	97,000,000	Receive	1-Month USD-LIBOR	3.360	Monthly	1/23/09	2,758,348

							$4,508,165

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
Futures Contracts outstanding at March 31, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2007	(Depreciation)

U.S. Treasury Bonds	Long	1,437	6/07	$159,866,250	$(1,022,172)
U.S. 10-Year Treasury Notes	Long	2,461	6/07	266,095,625	(422,440)

					$(1,444,612)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are outside the United States.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $2,922,072,608.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$91,179,995
Depreciation	(73,595,906)

Net unrealized appreciation (depreciation) of investments	$17,584,089

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Strategy Income & Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.